DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Overview

IX Acquisition Corp. (the “Company”, “our Company,” “we” or “us”) is a blank check company incorporated in the Cayman Islands on March 1, 2021. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from March 1, 2021 (inception) through December 31, 2023 relates to the Company’s formation and the initial public offering consummated on October 12, 2021 (“Initial Public Offering”), which is described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company generates non-operating income in the form of interest income from the amount held in the Trust Account (as defined below).

The Registration Statement on Form S-1 initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 16, 2021 (File No. 333-259567), as amended (the “Registration Statement) for the Initial Public Offering was declared effective on October 6, 2021. On October 12, 2021, the Company consummated the Initial Public Offering of 23,000,000 Units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”, and the warrants included in the Units sold, the “Public Warrants”), including 3,000,000 Units that were issued pursuant to the underwriter’s exercise of its over-allotment option in full, at $10.00 per Unit, generating total gross proceeds of $230,000,000 (see Note 3).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,150,000 warrants (the “Private Placement Warrants”, and together with the Public Warrants, the “warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to IX Acquisition Sponsor, LLC (the “Sponsor”), Cantor Fitzgerald & Co. (“Cantor”) and Odeon Capital Group, LLC (“Odeon”), generating gross proceeds of $7,150,000 (the “Private Placement”) (see Note 4).

Transaction costs amounted to $30,639,304, consisting of $4,000,000 of underwriting fees, $12,100,000 of deferred underwriting fees, $13,853,689 for the excess of the fair value over the sales price of Founder Shares (as defined in Note 5) sold to the Anchor Investors (as defined in Note 5), and $685,615 of other offering costs.

Upon the closing of the Initial Public Offering on October 12, 2021, an amount of $231,150,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement was placed in a U.S.-based trust account (the “Trust Account”) and was initially invested only in the U.S. Department of the Treasury (the “Treasury”) obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct Treasury obligations. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, on November 13, 2023 the Company instructed Continental Stock Transfer & Trust Company (“Continental”) to liquidate the investments held in the Trust Account, and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at a bank, with Continental continuing to act as trustee, until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any Public Shares properly tendered in connection with a shareholder vote to amend the amended and restated memorandum and articles of association of the Company currently in effect, as amended, (the “Amended and Restated Memorandum and Articles of Association”) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below); and (iii) absent an initial Business Combination within the Combination Period, the return of the funds held in the Trust Account to the Public Shareholders (as defined below) as part of the redemption of the Public Shares.

If the Company does not invest the proceeds as discussed above, the Company may be deemed to be subject to the Investment Company Act. If the Company is deemed to be subject to the Investment Company Act, compliance with these additional regulatory burdens would require additional expenses for which the Company has not allotted funds and may hinder the Company’s ability to complete a Business Combination. If the Company is unable to complete the initial Business Combination, the Public Shareholders may only receive their pro rata portion of the funds in the Trust Account that are available for distribution to Public Shareholders, and the warrants will expire worthless.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. All Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.05 per Public Share, plus (x) any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations and (y) the per share portion of the Contribution (as defined below) (see Notes 5). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. All Public Shares subject to redemption were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association as then in effect, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to the Initial Public Offering (other than the Anchor Investors) (the “Initial Shareholders”), the Anchor Investors, and the Company’s executive officers and directors (“Management” or “Management Team”) agreed to vote any Founder Shares held by them, and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they (i) vote for or against the proposed transaction or (ii) were a Public Shareholder on the record date for the general meeting held to approve the proposed transaction.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the Company’s prior written consent.

The Initial Shareholders agreed to (i) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with the completion of an initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and Public Shares they hold in connection with a shareholder vote to approve an amendment to the Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete an initial Business Combination within the Combination Period. However, if the Initial Shareholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period.

Combination Period and Share Redemption/Conversion Events

If the Company is unable to complete a Business Combination within a certain period of time as outlined below (“the Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and Board of Directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Company initially had 18 months from the closing of the Initial Public Offering (by April 12, 2023) to consummate a Business Combination as the Combination Period, prior to any amendments to the Amended and Restated Memorandum and Articles of Association to extend the duration of the Combination Period. As outlined through a series of proposals below, the Combination Period has since been extended. As of December 31, 2023, the Company had until January 12, 2024 to complete a Business Combination, with the right to extend the Combination Period through no later than October 12, 2024, subject to making required monthly extension deposits into the Trust Account of the lesser of (x) $50,000 or (y) $0.025 for each Class A Ordinary Share included as part of the units sold in the IPO. Subsequent to December 31, 2023, the Company has made each of the applicable extension deposits into the Trust allowing for the Business Combination Period to extend to April 12, 2024 as of the date these financial statements (see Note 10).

On April 10, 2023, the Company held an extraordinary general meeting of shareholders (the “2023 Extraordinary Meeting”). At the 2023 Extraordinary Meeting, the Company’s shareholders approved, among other things, a proposal to grant the Company the right to extend the Combination Period, from April 12, 2023 to May 12, 2023 (the “Extended Date”), and to allow the Company, without another shareholder vote, by resolution of the Company’s board of directors (the “Board of Directors”), to elect to further extend the Extended Date in one-month increments up to eleven additional times, or a total of up to twelve months total, up to April 12, 2024 (the “Extension Proposal”) by amending the Amended and Restated Memorandum and Articles of Association. Under Cayman Islands law, such amendment of the Amended and Restated Memorandum and Articles of Association took effect upon approval of the Extension Proposal. As a result of the approval of the Extension Proposal, the Company was provided the ability, with monthly extension payments, but without another shareholder vote and by resolution of the Board of Directors, to extend the Extended Date in one-month increments through April 12, 2024; extending the Combination Period up to April 12, 2024 to complete a Business Combination.

At the 2023 Extraordinary Meeting, the Company’s shareholders also approved to further amend the Amended and Restated Memorandum and Articles of Association (i) to eliminate (x) the limitation that the Company may not redeem Public Shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 and (y) the limitation that the Company shall not consummate a Business Combination unless the Company has net tangible assets of at least $5,000,001 immediately prior to, or upon consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such Business Combination (the “Redemption Limitation Amendment Proposal”) and (ii) to provide for the right of a holder of the Class B ordinary shares, par value $0.0001 per share, to convert into Class A ordinary shares, par value $0.0001 per share, on a one-for-one basis at any time and from time to time prior to the closing of a Business Combination at the election of the holder (the “Founder Share Amendment Proposal”). Those amendments to the Amended and Restated Memorandum and Articles of Association took effect upon the approval of the Company’s shareholders. In connection with the votes to approve the Extension Proposal, the Redemption Limitation Amendment Proposal and the Founder Share Amendment Proposal, the holders of 18,336,279 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.31 per share (the “Redemptions”), for an aggregate redemption amount of approximately $189 million. After the satisfaction of such Redemptions, the balance in the Trust Account was approximately $48 million.

Additionally, the Sponsor agreed that if the Extension Proposal was approved, it or its designee would deposit into the Trust Account as a loan, an amount equal to the lesser of (x) $160,000 or (y) $0.04 per Public Share multiplied by the number of Public Shares outstanding (the “Contribution”), on each of the following dates: (i) April 13, 2023; and (ii) one business day following the public announcement by the Company disclosing that the Board of Directors has determined to extend the Extended Date for an additional month in accordance with the Extension Proposal.

In connection with the Contribution and advances the Sponsor may make in the future to the Company for working capital expenses, on April 13, 2023, the Company issued a convertible promissory note to the Sponsor with a principal amount up to $1 million (the “Original Extension Promissory Note”), which was amended and restated as described below (see Note 5).

On April 13, 2023, the Sponsor advanced $160,000 for the first Contribution. On May 9, 2023, the Board of Directors elected to extend the Extended Date from May 12, 2023 to June 12, 2023. In connection with such election, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note (as defined below). On May 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this second extension of the Extended Date. On June 9, 2023, the Board of Directors elected to extend the Extended Date from June 12, 2023 to July 12, 2023. On June 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this third extension. On July 11, 2023, the Board of Directors elected to extend the Extended Date from July 12, 2023 to August 12, 2023. On July 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this fourth extension. On August 9, 2023, the Board of

Directors elected to extend the Extended Date from August 12, 2023 to September 12, 2023. On August 11, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this fifth extension. On September 12, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this sixth extension, extending the Combination Period to October 12, 2023.

On May 9, 2023, pursuant to the terms of the Amended and Restated Memorandum and Articles of Association, the Sponsor, the holder of an aggregate of 4,002,121 of the Class B ordinary shares, elected to convert each outstanding Class B ordinary share held by it on a one-for-one basis into Class A ordinary shares, with immediate effect (the “Founder Conversion”). Following the Founder Conversion, the Company had an aggregate of 8,665,842 Class A ordinary shares and 1,747,879 Class B ordinary shares issued and outstanding.

On September 8, 2023, the Company issued an amended and restated promissory note in the principal amount of up to $2.5 million to the Sponsor (the “Amended and Restated Extension Promissory Note” and together with the Original Extension Promissory Note, the “Extension Promissory Note”), to amend and restate the Original Extension Promissory Note. The Amended and Restated Extension Promissory Note was issued in connection with advances the Sponsor may make, in its discretion, to the Company for working capital expenses. The Amended and Restated Extension Promissory Note bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company consummates its initial Business Combination and (ii) the date of the Company’s liquidation.

At the election of the Sponsor, up to $1,500,000 of the unpaid principal balance under the Amended and Restated Extension Promissory Note may be converted into warrants of the Company (the “Conversion Warrants”) at the price of $1.00 per warrant. Such Conversion Warrants will have terms identical to the warrants issued to the Sponsor in the Private Placement.

On October 12, 2023, the Company issued a press release announcing that the Board of Directors has elected to extend the Combination Period for an additional month, from October 12, 2023 to November 12, 2023. In connection with the seventh extension of the Extended Date, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note. On October 13, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this seventh extension.

On November 13, 2023, the Company issued a press release announcing that the Board of Directors has elected to extend the Combination Period for an additional month, from November 12, 2023 to December 12, 2023. In connection with the eighth extension of the Extended Date, the Board of Directors delivered the Sponsor a written request to draw down $160,000 under the Extension Promissory Note. On November 13, 2023, the Sponsor deposited the $160,000 Contribution into the Trust Account in connection with this eighth extension.

On December 11, 2023, the Company held the Meeting. At the Meeting, the Second Extension Amendment Proposal to give the Board the right to extend the date by which the Company must consummate a Business Combination from December 12, 2023 on a monthly basis up to ten (10) times until October 12, 2024 (or such earlier date as determined by the Board) (the “Second Extension Amendment”) was approved. Under the law of the Cayman Islands, upon approval of the Second Extension Amendment Proposal by the affirmative vote of at least two-thirds (2/3) of the shareholders entitled to vote, who attended and voted at the Meeting (including those who voted online), the Second Extension Amendment became effective. The Company filed the Second Extension Amendment with the Cayman Islands Registrar of Companies on December 12, 2023.

The Meeting was held, in part, to satisfy the annual meeting requirement pursuant to Listing Rule 5620(a) (the “Rule”) of The Nasdaq Stock Market LLC. Pursuant to the Rule, the Company was required to hold its first annual meeting of shareholders on or prior to December 31, 2023. Because the Meeting did not technically constitute an “annual general meeting” under Cayman Islands law, the terms of the Company’s Class I directors did not expire at the Meeting.

In connection with the approval of the Second Extension Amendment Proposal, the Sponsor agreed to contribute to the Company, as a loan (the “Contribution”), the lesser of (x) $50,000 or (y) $0.025 for each Class A Ordinary Share included as part of the units sold in the IPO (the “Public Shares”) that remains outstanding and was not redeemed for each calendar month (commencing on December 12, 2023 and on the 12th day of each subsequent month) until October 12, 2024, or portion thereof, that is needed to complete a Business Combination.

In connection with the vote to approve the Second Extension Amendment Proposal, the holders of 1,817,650 Public Shares properly exercised their right to redeem such shares for cash at a redemption price of approximately $11.00 per share, for an aggregate redemption amount of approximately $19.99 million. Consequently, the Contribution will be $50,000 per month needed for the Company to continue to extend the Combination Period monthly. On December 12, 2023, the Company made deposits of $50,000 for December extension contribution.

The underwriters of the Initial Public Offering agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution might be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.05 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.05 per Public Share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay the Company’s tax obligations, provided that such liability will not apply to any claims by a third-party or prospective target business that executed a waiver of any and all rights to seek access to the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Nasdaq listing

On October 9, 2023, the Company received a letter (the “Total Shareholders Notice”) from the Listing Qualifications Department of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that it was not in compliance with Nasdaq Listing Rule 5450(a)(2), which required the Company to main at least 400 total holders for continued listing on the Nasdaq Global Market. The Total Shareholders Notice stated that the Company had until November 24, 2023 to provide Nasdaq with a plan to regain compliance. If the plan was accepted, Nasdaq might grant an extension of up to 180 calendar days from the date of the Total Shareholders Notice to evidence compliance. If Nasdaq did not accept the Company’s plan, the Company would have the opportunity to appeal that decision to a Nasdaq Hearings Panel. The Total Shareholders Notice had no immediate effect on the listing of the Company’s securities, and the Company’s securities continued to trade on the Nasdaq Global Market. On November 24, 2023, the Company provided plan to Nasdaq for meeting the requirements under Nasdaq Listing Rule 5450(a)(2), and evaluated available options to regain compliance. However, there could be no assurance that the Company would be able to regain compliance under Nasdaq Listing Rule 5450(a)(2), or would otherwise be in compliance with other Nasdaq listing criteria. On October 12, 2023, the Company filed a Current Report on Form 8-K with the SEC (the “Oct. 2023 Current Report”) to disclose its receipt of the Total Shareholders Notice in accordance with Nasdaq Listing Rule 5810(b). On January 18, 2024 the Company provided an update to Nasdaq of its progress on fulfilling the plan to regain compliance and received a request to provide an additional update to Nasdaq on February 20, 2024. On February 20, 2024 the Company again updated Nasdaq on its progress in fulfilling the plan to regain compliance and continues to be proactive in regaining compliance. Pursuant to the 180-day deadline from the letter received October 9, 2023, the date for the Company to demonstrate compliance is April 6, 2024. In the event that the Company is not able to demonstrate compliance to Nasdaq on such date, there is a reasonable possibility that the Company may receive a de-list letter from Nasdaq, at which point the Company would need to request a hearing. On April 30, 2024, the Company received a Total Shareholders Notice from Nasdaq indicating that the Company did not regain compliance with Nasdaq Listing Rule 5450(a)(2), which required the Company to maintain at least 400 total holders for continued listing on the Nasdaq Global Market. The Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”) to appeal the Total Shareholders Notice from Nasdaq. The hearing request will stay the suspension of trading on the Company’s securities, and the Company’s securities will continue to trade on the Nasdaq Global Market until the hearing process concludes and the Panel issues a written decision. There can be no assurance that the hearing before the Panel will be successful.